REVENUE - Summary of accounts receivable activity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net:
Total accounts receivable	$ 80,385	$ 68,938
Allowance for doubtful accounts	(65,420)	(38,075)	$ (15,293)
Total accounts receivable, net	14,965	30,863
Patient service fees, net
Accounts receivable, net:
Total accounts receivable	79,310	67,779
Hospital, management and other
Accounts receivable, net:
Total accounts receivable	$ 1,075	$ 1,159